7. STOCKHOLDERS EQUITY (MEMBERS DEFICIT) (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 10, 2013	Jun. 08, 2013	Dec. 31, 2012
Conversion Ratio, Common Units to Common Stock	11
Common Stock, Shares Authorized	2,500,000,000		2,500,000,000	0
Common Stock, Par Value		$ 0.01	$ 0.01	$ 0.01
Common Stock Voting Rights	1
Common Stock, Shares Outstanding	416,950,000		335,000,000	0
Iota Capital
Shares issued for services, Shares	26,950,000
Shares issued for services, Value	$ 6,737,500
KeyStone Trading
Shares issued for services, Shares	30,000,000
Shares issued for services, Value	7,500,000
Llew Watkins
Shares issued for services, Shares	25,000,000
Shares issued for services, Value	$ 6,250,000